ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
Financial Statement Amounts and Balances of Consolidated VIE's Included in Accompanying Consolidated Financial Statements

	As of December 31,
	2014	2015

Total current assets	$226	$268
Total non-current assets	4	2

Total assets	$230	$270

Total current liabilities	$83	$-
Total non-current liabilities	-	-

Total liabilities	$83	$-

	For the years ended December 31,
	2013	2014	2015

Net revenues	$79,489	$32,431	$25
Net (loss)/income	$(1,369)	$594	$(137)

	For the years ended December 31,
	2013	2014	2015

Net cash (used in)/provided by operating activities	$(4,151)	$2,897	$63
Net cash (used in)/provided by investing activities	$(364)	$1,538	$-
Net cash provided by financing activities	$-	$-	$-

CDTV Holding's Subsidiaries and Consolidated Variable Interest Entity

Subsidiaries	Date of incorporation	Place of incorporation /establishment	Percentage of economic ownership

China Digital TV Technology Co., Ltd. (“CDTV BVI”)	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited ("Golden Benefit")	December 6, 2007	Hong Kong	100%
China Super Media Holdings Limited ("CSM Holdings")	February 25, 2008	Hong Kong	100%
Beijing N-S Information Technology Co., Ltd. ("N-S Information Technology")	July 23, 2010	the PRC	100%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	January 19, 2011	the PRC	67.5%
Beijing Joysee Technology Co., Ltd. ("Joysee")	May 13, 2011	the PRC	76.9%
Xinsi Yijia	December 31, 2012	the PRC	67.5%
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie")	February 15, 2012	the PRC	100%
N-S Digital TV	May 31, 2004	the PRC	100%
Beijing Novel-Super Media Investment Co., Ltd. ("N-S Media Investment")	December 19, 2007	the PRC	100%

Variable interest entity

Dingyuan	August 21, 2013	the PRC	67.5%